Contract balances and Other liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2019		March 2018
Trade Receivables		10,003,960		8,820,579
Contract Assets – Unbilled Revenue		33,634		57,550
Contract liabilities – Deferred Income
Current contract liabilities	1,333,802		1,172,061
Non current contract liabilities	1,022,385		776,106
Total Contract liabilities – Deferred Income		2,356,187		1,948,167

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2019

Particulars	₹ .
Balance as of April 1, 2018	57,550
Less: Invoiced during the period	23,916
Balance as at March 31, 2019	33,634

Disclosure of detailed information about movement in contract liabilities [text block]
The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2019

Particulars	₹ .
Balance as of March 31, 2018	1,948,167
Add: Impact due to adoption of IFRS 15	146,926
Balance as of April 1, 2018	2,095,093
Less: Revenue recognized during the period	(11,610,003)
Add: Invoiced during the period but revenue not recognized	11,869,275
Add: Translation gain or (loss)	1,822
Balance as at March 31, 2019	2,356,187

Disclosure of detailed information about other non-current liabilities [text block]
	March 31, 2019	March 31, 2018
Deferred income and other liabilities	172,423	983,152
	172,423	983,152
Financial liabilities included in other liabilities	172,423	207,046